Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	7 Months Ended	9 Months Ended
	Oct. 13, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsequent Event [Line Items]
Aggregate purchase price	$ 90,500,000
Stock Issued During Period, Value, Issued for Services		$ 25,000	$ 25,000
Shares Issued, Price Per Share			$ 18.00	$ 18.00
Sponsor [Member] | Forward Purchase Agreements [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 100,000,000.0	$ 100,000,000.0
Shares Issued, Price Per Share			$ 10.00	$ 10.00
Post Business Combination Net Worth Requirement to Effect Business Combination [Member]
Subsequent Event [Line Items]
Networth needed post business combination			$ 5,000,001	$ 5,000,001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued	9,050,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Exercise price	$ 11.50
Subsequent Event [Member] | Post Business Combination Net Worth Requirement to Effect Business Combination [Member]
Subsequent Event [Line Items]
Networth needed post business combination	$ 5,000,001
Subsequent Event [Member] | First Effective Time [Member]
Subsequent Event [Line Items]
Aggregate cash consideration	50,000,000
Number of shares issued or issuable,value	$ 1,281,000,000
Subsequent Event [Member] | Immediately Prior to the First Effecctive Time [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.001
Subsequent Event [Member] | New SeatGeek Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.0001
Common stock conversion basis	one
Business Combination, Consideration Transferred	$ 35,000,000
Subsequent Event [Member] | New SeatGeek Common Stock [Member] | Backstop Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares agreed to forfeit	7,187,500
Number of shares issued during period subject to forfeiture	7,187,500
Number of shares issued during period as a tranches subject to forfeiture	3,593,750
Number of shares outstanding during period subject to forfeiture	7,187,500
Subsequent Event [Member] | New SeatGeek Common Stock [Member] | Backstop Subscription Agreement [Member] | RBAC Sponsor [Member]
Subsequent Event [Line Items]
Exercise price	$ 11.50
Share Price	$ 10.00
Aggregate purchase price	$ 65,000,000
Number of shares agreed to forfeit	1,000,000
Subsequent Event [Member] | New SeatGeek Common Stock [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued	9,050,000
Subsequent Event [Member] | New SeatGeek Common Stock [Member] | Subscription Agreement [Member] | PIPE Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 90,500,000
Subsequent Event [Member] | New SeatGeek Common Stock [Member] | Subscription Agreement [Member] | RBAC Sponsor [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 65,000,000
Subsequent Event [Member] | New SeatGeek Warrant [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.0001
Common stock conversion basis	one
Warrant conversion basis	one
Subsequent Event [Member] | Seat Geek Ordinary share [Member] | Immediately Prior to the First Effecctive Time [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.001
Subsequent Event [Member] | Redball Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.0001
Common stock conversion basis	one-for-one basis
Subsequent Event [Member] | Redball Class A Ordinary Shares [Member] | New SeatGeek Common Stock [Member]
Subsequent Event [Line Items]
Common stock conversion basis	one-for-one
Subsequent Event [Member] | Redball Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock par value or stated value per share	$ 0.0001
Common stock conversion basis	one-for-one basis
Subsequent Event [Member] | Redball Class B Ordinary Shares [Member] | New SeatGeek Common Stock [Member]
Subsequent Event [Line Items]
Common stock conversion basis	one-for-one